Cover	Apr. 29, 2022
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 29, 2022
Entity File Number	000-27781
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1517723
Entity Address Address Line 1	10624 S. Eastern Ave
Entity Address Address Line 2	Ste. A209
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89052
City Area Code	877
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	358-3444